UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4552
Columbia Funds Trust VIII
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	3/31/05

Date of reporting period:	12/31/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2004 (Unaudited)	Columbia Income Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 88.9%
BASIC MATERIALS – 4.7%
Chemicals – 3.0%
Dow Chemical Co.	5.750% 11/15/09	4,500,000	4,821,030
Eastman Chemical Co.
	3.250% 06/15/08	1,150,000	1,123,769
	6.300% 11/15/18	4,500,000	4,857,390
Equistar Chemicals LP	10.625% 05/01/11	2,000,000	2,317,500
Huntsman International Holdings LLC	(a) 12/31/09	2,000,000	1,122,500
Lyondell Chemical Co.	9.625% 05/01/07	2,000,000	2,200,000
NOVA Chemicals Corp.	6.500% 01/15/12	2,000,000	2,133,840
		Chemicals Total	18,576,029
Forest Products & Paper – 1.7%
Cascades, Inc.	7.250% 02/15/13	3,500,000	3,710,000
MeadWestvaco Corp.	8.200% 01/15/30	3,820,000	4,746,541
Norske Skog Canada Ltd.	7.375% 03/01/14	2,000,000	2,080,000
		Forest Products & Paper Total	10,536,541
		BASIC MATERIALS TOTAL	29,112,570
COMMUNICATIONS – 9.7%
Media – 6.4%
Charter Communications Holding II LLC	10.250% 09/15/10	1,000,000	1,060,000
Comcast Corp.
	5.850% 01/15/10	4,000,000	4,286,800
	6.500% 01/15/15	2,000,000	2,216,960
CSC Holdings, Inc.
	6.750% 04/15/12(b)	500,000	513,750
	7.625% 04/01/11	1,500,000	1,616,250
Dex Media West LLC	9.875% 08/15/13	1,953,000	2,250,833
EchoStar DBS Corp.	6.375% 10/01/11	1,500,000	1,537,500
Insight Midwest LP	9.750% 10/01/09	3,000,000	3,146,250
Liberty Media Corp.	3.990% 09/17/06(c)	4,000,000	4,049,480
News America Holdings, Inc.	9.250% 02/01/13	2,000,000	2,567,380
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	2,000,000	2,180,000
Viacom, Inc.	7.750% 06/01/05	6,500,000	6,624,735
Videotron Ltee	6.875% 01/15/14	220,000	227,700
Walt Disney Co.	5.500% 12/29/06	7,000,000	7,261,100
		Media Total	39,538,738
Telecommunications – 3.3%
Nextel Communications, Inc.	7.375% 08/01/15	3,095,000	3,423,844
Qwest Corp.	9.125% 03/15/12(b)	500,000	577,500
Qwest Services Corp.	13.500% 12/15/10(b)	1,500,000	1,803,750
Rogers Cantel, Inc.	9.750% 06/01/16	2,000,000	2,395,000

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
Sprint Capital Corp.	6.125% 11/15/08	4,500,000	4,824,675
Telefonos de Mexico SA de CV	4.500% 11/19/08	3,250,000	3,269,987
Verizon Global Funding Corp.	7.750% 12/01/30	3,000,000	3,719,190
		Telecommunications Total	20,013,946
		COMMUNICATIONS TOTAL	59,552,684
CONSUMER CYCLICAL – 11.0%
Airlines – 1.7%
American Airlines, Inc.
	7.024% 10/15/09	3,029,000	3,119,870
	9.710% 01/02/07	1,380,933	1,298,077
Continental Airlines, Inc.	7.461% 04/01/15	2,997,066	2,907,154
Southwest Airlines Co.	5.496% 11/01/06	3,000,000	3,096,300
		Airlines Total	10,421,401
Apparel – 0.3%
Phillips-Van Heusen Corp.	7.250% 02/15/11	2,000,000	2,100,000
		Apparel Total	2,100,000
Auto Manufacturers – 1.0%
DaimlerChrysler NA Holding Corp.	6.400% 05/15/06	4,000,000	4,162,680
Navistar International Corp.	7.500% 06/15/11	1,500,000	1,608,750
		Auto Manufacturers Total	5,771,430
Entertainment – 0.4%
Six Flags, Inc.	9.625% 06/01/14	1,000,000	1,012,500
Steinway Musical Instruments, Inc.	8.750% 04/15/11	1,000,000	1,085,000
Universal City Florida Holding Co.
	7.200% 05/01/10(b)(c)	200,000	208,500
	8.375% 05/01/10(b)	60,000	62,550
		Entertainment Total	2,368,550
Home Builders – 1.1%
D.R. Horton, Inc.	9.750% 09/15/10	1,500,000	1,818,750
K. Hovnanian Enterprises, Inc.	7.750% 05/15/13	2,000,000	2,162,500
Standard-Pacific Corp.	9.250% 04/15/12	2,500,000	2,906,250
		Home Builders Total	6,887,500
Leisure Time – 0.2%
K2, Inc.	7.375% 07/01/14(b)	1,250,000	1,371,875
		Leisure Time Total	1,371,875
Lodging – 4.2%
Hard Rock Hotel, Inc.	8.875% 06/01/13	1,200,000	1,317,000

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Harrah’s Operating Co., Inc.
	7.125% 06/01/07	3,750,000	4,013,925
	7.875% 12/15/05	500,000	520,625
Hyatt Equities LLC	6.875% 06/15/07(b)	2,000,000	2,112,820
La Quinta Corp.	7.620% 09/13/05	2,200,000	2,244,000
Marriott International, Inc.	6.875% 11/15/05	5,000,000	5,118,450
MGM Mirage	6.750% 09/01/12	1,000,000	1,055,000
Mohegan Tribal Gaming Authority	7.125% 08/15/14	1,500,000	1,584,375
Park Place Entertainment Corp.	9.375% 02/15/07	2,500,000	2,750,125
Seneca Gaming Corp.	7.250% 05/01/12	1,000,000	1,057,500
Starwood Hotels & Resorts Worldwide, Inc.	7.875% 05/01/12	500,000	570,000
Station Casinos, Inc.
	6.000% 04/01/12	1,000,000	1,022,500
	6.875% 03/01/16	1,500,000	1,567,500
Wynn Las Vegas LLC	6.625% 12/01/14(b)	1,000,000	990,000
		Lodging Total	25,923,820
Retail – 2.1%
CVS Corp.	5.298% 01/11/27(b)	1,870,000	1,877,199
Ferrellgas Partners LP	8.750% 06/15/12	1,160,000	1,258,600
Kohl’s Corp.	6.700% 02/01/06	3,845,000	3,979,191
May Department Stores Co.	6.700% 07/15/34	1,575,000	1,655,199
Office Depot, Inc.	6.250% 08/15/13	1,655,000	1,766,696
Saks, Inc.	7.000% 12/01/13	1,500,000	1,531,875
Tempur-Pedic, Inc.	10.250% 08/15/10	426,000	492,030
		Retail Total	12,560,790
		CONSUMER CYCLICAL TOTAL	67,405,366
CONSUMER NON-CYCLICAL – 9.5%
Beverages – 1.4%
Bottling Group LLC	2.450% 10/16/06	7,000,000	6,893,530
Constellation Brands, Inc.	8.125% 01/15/12	1,683,000	1,838,677
		Beverages Total	8,732,207
Biotechnology – 0.4%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	2,000,000	2,192,500
		Biotechnology Total	2,192,500
Commercial Services – 1.0%
Erac USA Finance Co.
	6.750% 05/15/07(b)	500,000	536,565
	8.000% 01/15/11(b)	3,000,000	3,503,730
NationsRent, Inc.	9.500% 10/15/10	2,000,000	2,235,000
		Commercial Services Total	6,275,295

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – 0.2%
Procter & Gamble Co.	5.500% 02/01/34	1,000,000	1,007,620
		Cosmetics/personal Care Total	1,007,620
Food – 1.0%
Cadbury-Schweppes PLC	5.125% 10/01/13(b)	1,750,000	1,779,575
Delhaize America, Inc.	8.125% 04/15/11	1,000,000	1,169,870
Dole Food Co., Inc.	8.625% 05/01/09	2,000,000	2,170,000
Stater Brothers Holdings, Inc.	8.125% 06/15/12	1,150,000	1,216,125
		Food Total	6,335,570
Healthcare Services – 2.3%
Coventry Health Care, Inc.	8.125% 02/15/12	800,000	876,000
HCA, Inc.
	6.950% 05/01/12	1,500,000	1,576,560
	7.125% 06/01/06	3,250,000	3,380,260
	7.875% 02/01/11	2,167,000	2,389,118
MedQuest, Inc.	11.875% 08/15/12	2,000,000	2,350,000
Tenet Healthcare Corp.	9.875% 07/01/14(b)	3,150,000	3,417,750
		Healthcare Services Total	13,989,688
Pharmaceuticals – 3.2%
AmerisourceBergen Corp.	8.125% 09/01/08	3,000,000	3,337,500
Bristol-Myers Squibb Co.	4.750% 10/01/06	6,000,000	6,135,120
GlaxoSmithKline Capital PLC	2.375% 04/16/07	5,000,000	4,911,400
Medco Health Solutions, Inc.	7.250% 08/15/13	1,000,000	1,116,200
Wyeth
	6.450% 02/01/24	1,075,000	1,141,177
	6.500% 02/01/34	2,500,000	2,653,950
		Pharmaceuticals Total	19,295,347
		CONSUMER NON-CYCLICAL TOTAL	57,828,227
DIVERSIFIED – 1.0%
Holding Companies – 1.0%
Hutchison Whampoa International Ltd.	6.250% 01/24/14(b)	5,500,000	5,785,230
		Holding Companies Total	5,785,230
		DIVERSIFIED TOTAL	5,785,230
ENERGY – 7.7%
Oil & Gas – 7.1%
Amerada Hess Corp.	7.300% 08/15/31	4,250,000	4,737,135
Chesapeake Energy Corp.
	6.375% 06/15/15(b)	500,000	516,250
	7.500% 06/15/14	1,210,000	1,321,925
ConocoPhillips	9.375% 02/15/11	2,000,000	2,519,100

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Devon Financing Corp.	7.875% 09/30/31	2,600,000	3,274,830
Gazprom International SA	7.201% 02/01/20(b)	4,700,000	4,958,500
Murphy Oil Corp.	6.375% 05/01/12	2,250,000	2,464,380
Nexen, Inc.	7.875% 03/15/32	3,500,000	4,359,110
Noble Drilling Corp.	7.500% 03/15/19	3,500,000	4,090,590
Pemex Project Funding Master Trust
	7.875% 02/01/09	2,000,000	2,242,000
	9.125% 10/13/10	750,000	898,125
Petrobras International Finance Co.	9.750% 07/06/11	1,500,000	1,803,750
Premcor Refining Group, Inc.	7.500% 06/15/15	4,000,000	4,330,000
Pride International, Inc.	7.375% 07/15/14	1,500,000	1,638,750
Ras Laffan Liquefied Natural Gas Co., Ltd.	3.437% 09/15/09(b)	4,122,000	4,010,747
		Oil & Gas Total	43,165,192
Pipelines – 0.6%
Coastal Corp.	7.750% 06/15/10	2,000,000	2,100,000
Williams Companies, Inc.	8.125% 03/15/12	1,500,000	1,736,250
		Pipelines Total	3,836,250
		ENERGY TOTAL	47,001,442
FINANCIALS – 26.2%
Banks – 6.0%
Bank One Corp.	6.500% 02/01/06	7,060,000	7,312,889
Barclays Bank PLC	7.375% 06/15/49(b)(d)	4,000,000	4,589,320
Credit Suisse First Boston USA, Inc.	7.900% 05/01/07(b)(d)	3,500,000	3,809,365
HSBC Capital Funding LP	9.547% 12/31/49(b)(d)	4,500,000	5,529,555
North Fork Bancorporation, Inc.	5.875% 08/15/12	4,000,000	4,272,800
Popular North America, Inc.	6.125% 10/15/06	6,000,000	6,269,280
Rabobank Capital Funding II	5.260% 12/31/49(b)(d)	5,100,000	5,224,644
		Banks Total	37,007,853
Diversified Financial Services – 12.3%
Air 2 US	8.027% 10/01/19(b)	1,507,094	1,303,637
Bear Stearns Companies, Inc.	4.000% 01/31/08	6,000,000	6,062,400
Capital One Bank	5.125% 02/15/14	3,350,000	3,359,715
Citigroup, Inc.	5.750% 05/10/06	7,000,000	7,238,350
Countrywide Home Loans, Inc.	5.500% 08/01/06	4,000,000	4,125,240
E*Trade Financial Corp.	8.000% 06/15/11(b)	1,500,000	1,608,750
Ford Motor Credit Co.
	5.700% 01/15/10	1,000,000	1,007,910
	5.800% 01/12/09	2,350,000	2,397,587
	6.875% 02/01/06	4,000,000	4,122,520
	7.000% 10/01/13	2,000,000	2,114,160

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Fund American Companies, Inc.	5.875% 05/15/13	2,657,000	2,702,541
General Motors Acceptance Corp.
	6.125% 01/22/08	2,500,000	2,574,000
	7.250% 03/02/11	2,000,000	2,095,080
Household Finance Corp.	4.625% 01/15/08	3,000,000	3,072,330
International Lease Finance Corp.	6.375% 03/15/09	5,000,000	5,401,000
Jefferies Group, Inc.	7.750% 03/15/12	2,750,000	3,126,530
LaBranche & Co., Inc.	11.000% 05/15/12	2,000,000	2,145,000
Merrill Lynch & Co., Inc.	3.700% 04/21/08	4,000,000	3,996,840
Morgan Stanley	4.750% 04/01/14	1,000,000	981,310
PF Export Receivables Master Trust	3.748% 06/01/13(b)	1,669,938	1,610,321
Spear Leeds & Kellogg LP	8.250% 08/15/05(b)	4,000,000	4,129,000
Textron Financial Corp.
	2.750% 06/01/06	5,000,000	4,965,450
	5.875% 06/01/07	1,990,000	2,095,072
UFJ Finance Aruba AEC	6.750% 07/15/13	2,675,000	2,978,265
		Diversified Financial Services Total	75,213,008
Insurance – 3.4%
Allstate Corp.	7.875% 05/01/05	6,000,000	6,097,680
Florida Windstorm Underwriting Association	7.125% 02/25/19(b)	2,000,000	2,332,700
Hartford Financial Services Group, Inc.	4.700% 09/01/07	3,800,000	3,873,530
Prudential Insurance Co. of America	7.650% 07/01/07(b)	5,850,000	6,398,437
Travelers Property Casualty Corp.	3.750% 03/15/08	2,250,000	2,231,618
		Insurance Total	20,933,965
Real Estate – 1.4%
Forest City Enterprises, Inc.	7.625% 06/01/15	1,000,000	1,057,500
Prudential Property
	6.625% 04/01/09(b)	3,000,000	3,271,710
	7.125% 07/01/07(b)	4,000,000	4,313,640
		Real Estate Total	8,642,850
Real Estate Investment Trusts – 2.7%
Host Marriott LP	9.500% 01/15/07	1,000,000	1,095,000
iStar Financial, Inc.	8.750% 08/15/08	3,209,000	3,654,698
La Quinta Properties, Inc.	7.000% 08/15/12	500,000	527,500
Spieker Properties LP	6.875% 02/01/05	6,750,000	6,769,980
Thornburg Mortgage, Inc.	8.000% 05/15/13	2,000,000	2,115,000
Ventas Realty LP	9.000% 05/01/12	2,000,000	2,320,000
		Real Estate Investment Trusts Total	16,482,178

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.4%
Western Financial Bank	9.625% 05/15/12	2,000,000	2,280,000
		Savings & Loans Total	2,280,000
		FINANCIALS TOTAL	160,559,854
INDUSTRIALS – 5.6%
Aerospace & Defense – 1.4%
Raytheon Co.
	4.850% 01/15/11	1,000,000	1,020,280
	5.500% 11/15/12	5,000,000	5,272,150
Sequa Corp.	8.875% 04/01/08	1,000,000	1,095,000
Systems 2001 Asset Trust	6.664% 09/15/13(b)	1,181,773	1,296,973
		Aerospace & Defense Total	8,684,403
Electronics – 0.5%
Flextronics International Ltd.	6.250% 11/15/14(b)	1,000,000	992,500
Thomas & Betts Corp.	7.250% 06/01/13	2,000,000	2,179,500
		Electronics Total	3,172,000
Environmental Control – 0.3%
Allied Waste North America, Inc.
	7.625% 01/01/06	500,000	515,000
	7.875% 04/15/13	400,000	410,500
	8.500% 12/01/08	250,000	265,625
	8.875% 04/01/08	500,000	532,500
		Environmental Control Total	1,723,625
Machinery Diversified – 0.3%
Briggs & Stratton Corp.	8.875% 03/15/11	1,400,000	1,701,070
		Machinery Diversified Total	1,701,070
Metal Fabricate Hardware – 0.2%
FastenTech, Inc.	12.500% 05/01/11(b)	250,000	288,125
Valmont Industries, Inc.	6.875% 05/01/14	1,000,000	1,037,500
		Metal Fabricate Hardware Total	1,325,625
Miscellaneous Manufacturing – 0.3%
Trinity Industries, Inc.	6.500% 03/15/14	1,550,000	1,555,812
		Miscellaneous Manufacturing Total	1,555,812
Packaging & Containers – 0.5%
Owens-Brockway Glass Container, Inc.	8.875% 02/15/09	3,000,000	3,262,500
		Packaging & Containers Total	3,262,500
Transportation – 2.1%
Burlington Northern Railroad Co.	9.250% 10/01/06	2,035,000	2,224,194
CHC Helicopter Corp.	7.375% 05/01/14(e)	1,000,000	1,052,500
FedEx Corp.
	2.650% 04/01/07	5,000,000	4,904,500

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportion – (continued)
	9.650% 06/15/12	1,000,000	1,298,790
Ship Finance International Ltd.	8.500% 12/15/13	2,000,000	2,070,000
Stena AB	7.500% 11/01/13	1,200,000	1,257,000
		Transportation Total	12,806,984
		INDUSTRIALS TOTAL	34,232,019
TECHNOLOGY – 1.0%
Computers – 1.0%
Hewlett-Packard Co.	3.625% 03/15/08	2,000,000	1,995,780
IBM Canada Credit Services Co.	3.750% 11/30/07(b)	4,000,000	3,989,720
		Computers Total	5,985,500
		TECHNOLOGY TOTAL	5,985,500
UTILITIES – 12.5%
Electric – 11.7%
AES Corp.	8.750% 06/15/08	986,000	1,079,670
Alabama Power Co.	5.490% 11/01/05	1,000,000	1,019,740
Calpine Corp.	8.500% 07/15/10(b)	2,500,000	2,150,000
CenterPoint Energy Houston Electric LLC	6.950% 03/15/33	1,750,000	2,047,412
Consumers Energy Co.	6.000% 02/15/14	2,000,000	2,156,340
Dominion Resources, Inc.	8.125% 06/15/10	4,000,000	4,698,000
Edison Mission Energy	9.875% 04/15/11	2,500,000	2,956,250
FirstEnergy Corp.
	5.500% 11/15/06	2,000,000	2,066,560
	6.450% 11/15/11	2,250,000	2,440,867
FPL Energy American Wind LLC	6.639% 06/20/23(b)	2,422,500	2,538,417
Kiowa Power Partners LLC	5.737% 03/30/21(b)	1,990,000	1,997,960
MidAmerican Energy Holdings Co.	5.875% 10/01/12	8,000,000	8,457,200
MSW Energy Holdings LLC	8.500% 09/01/10	2,000,000	2,185,000
Nevada Power Co.	9.000% 08/15/13	2,000,000	2,340,000
Northern States Power Co.	8.000% 08/28/12	1,750,000	2,120,475
Oncor Electric Delivery Co.	7.250% 01/15/33	3,000,000	3,586,020
Orion Power Holdings, Inc.	12.000% 05/01/10	1,000,000	1,270,000
Pacific Gas & Electric Co.	6.050% 03/01/34	3,125,000	3,244,250
PSE&G Energy Holdings LLC	8.625% 02/15/08	2,000,000	2,195,000
PSEG Power LLC
	5.500% 12/01/15	3,560,000	3,634,760
	7.750% 04/15/11	2,000,000	2,331,160
South Point Energy Center LLC	8.400% 05/30/12(b)	618,042	587,140
Southern Power Co.	6.250% 07/15/12	3,870,000	4,214,817
Tenaska Alabama II Partners LP	6.125% 03/30/23(b)	1,913,742	1,993,028

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (Continued)
Electric – (continued)

Texas Genco LLC	6.875% 12/15/14(b)	290,000	299,788
TXU Corp.	6.550% 11/15/34(b)	5,100,000	5,029,212
	5.550% 11/15/14(b)	2,950,000	2,929,114
		Electric Total	71,568,180
Water – 0.8%
United Utilities PLC	6.250% 08/15/05	4,988,000	5,080,527
		Water Total	5,080,527
		UTILITIES TOTAL	76,648,707
	Total Corporate Fixed-Income Bonds & Notes (cost of $520,766,140)		544,111,599
Government Obligations – 5.5%
FOREIGN GOVERNMENT BONDS – 1.3%
State of Qatar	9.750% 06/15/30(b)	2,750,000	3,964,785
United Mexican States	6.750% 09/27/34	4,000,000	3,936,000
		FOREIGN GOVERNMENT BONDS TOTAL	7,900,785
U.S. GOVERNMENT OBLIGATIONS – 4.2%
U.S. Treasury Bond	5.375% 02/15/31	13,535,000	14,635,775
U.S. Treasury Note	3.375% 11/15/08	2,000,000	1,994,610
	4.250% 08/15/14	4,015,000	4,023,941
	4.250% 11/15/14	5,000,000	5,013,085
		U.S. GOVERNMENT OBLIGATIONS TOTAL	25,667,411
	Total Government Obligations (cost of $32,085,047)		33,568,196
Asset-Backed Securities – 1.1%
Archstone-Smith Trust	6.875% 02/15/08	1,000,000	1,059,430
Providian Gateway Master Trust	3.350% 09/15/11(b)	5,500,000	5,449,895
	Total Asset-Backed Securities (cost of $6,497,460)		6,509,325
Mortgage-Backed Obligations – 0.4%
Federal National Mortgage Association
	9.000% 07/01/19–06/01/20	84,739	93,075
Government National Mortgage Association
	4.954% 05/16/31	2,265,000	2,264,993
	10.000% 10/15/17–01/15/19	5,729	6,370
	10.500% 01/15/16–05/15/20	25,743	28,872
	11.500% 05/15/13	10,202	11,540
	12.500% 11/15/10–12/15/13	30,212	34,230
	13.000% 04/15/11	135	154

		Par ($)	Value ($)*
Mortgage-Backed Obligation – (continued)
	14.000% 08/15/11	2,603	3,006
	Total Mortgage-Backed Obligations (cost of $2,430,751)		2,442,240

Short-Term Obligation – 2.4%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by a U.S. Treasury Bond maturing 02/15/26, market value of $15,086,256 (repurchase proceeds $14,788,848)	14,787,000	14,787,000
			14,787,000
	Total Short-Term Obligation (cost of $14,787,000)		14,787,000
	Total Investments – 98.3% (cost of $576,566,398)(e)(f)		601,418,360
	Other Assets & Liabilities, Net – 1.7%		10,472,463
	Net Assets – 100.0%		611,890,823

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Zero coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $111,654,027, which represents 18.2% of net assets.

(c)	Floating rate note. The interest rate shown reflects the rate as of December 31, 2004.
(d)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2004.
(e)	Cost for federal income tax purposes is $580,933,268.

(f)	Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$25,814,646	$(5,329,554)	$20,485,092

INVESTMENT PORTFOLIO

December 31, 2004 (Unaudited)	Columbia International Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 60.5%
BASIC MATERIALS – 3.7%
Chemicals – 1.8%
Dow Chemical Co.	5.750% 11/15/09	6,000,000	6,428,040
Eastman Chemical Co.
	3.250% 06/15/08	2,750,000	2,687,273
	6.300% 11/15/18	6,000,000	6,476,520
Lyondell Chemical Co.	9.625% 05/01/07	2,000,000	2,200,000
NOVA Chemicals Corp.	6.500% 01/15/12	2,000,000	2,133,840
		Chemicals Total	19,925,673
Forest Products & Paper – 1.4%
Cascades, Inc.	7.250% 02/15/13	6,000,000	6,360,000
Georgia-Pacific Corp.	7.500% 05/15/06	3,000,000	3,150,000
MeadWestvaco Corp.	8.200% 01/15/30	4,000,000	4,970,200
Norske Skog Canada Ltd.	7.375% 03/01/14	1,000,000	1,040,000
		Forest Products & Paper Total	15,520,200
Mining – 0.5%
Alcoa, Inc.	6.000% 01/15/12	5,000,000	5,455,650
		Mining Total	5,455,650
		BASIC MATERIALS TOTAL	40,901,523
COMMUNICATIONS – 5.1%
Media – 3.5%
Comcast Cable Communications Holdings, Inc.	8.375% 03/15/13	8,500,000	10,489,680
CSC Holdings, Inc.
	6.750% 04/15/12(a)	500,000	513,750
	7.625% 04/01/11	1,500,000	1,616,250
	7.875% 02/15/18	1,250,000	1,353,125
EchoStar DBS Corp.	6.375% 10/01/11	1,500,000	1,537,500
Liberty Media Corp.	3.990% 09/17/06(b)	11,000,000	11,136,070
Viacom, Inc.
	7.700% 07/30/10	6,500,000	7,595,510
	7.750% 06/01/05	5,000,000	5,095,950
		Media Total	39,337,835
Telecommunications – 1.6%
MCI, Inc.
	6.908% 05/01/07	238,000	244,545
	7.688% 05/01/09	238,000	246,925
	8.735% 05/01/14	204,000	220,320
Nextel Communications, Inc.	7.375% 08/01/15	1,545,000	1,709,156
Qwest Corp.	9.125% 03/15/12(a)	1,500,000	1,732,500
Rogers Cantel, Inc.	9.750% 06/01/16	2,000,000	2,395,000

1

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
Sprint Capital Corp.
	6.125% 11/15/08	3,800,000	4,074,170
	8.750% 03/15/32	1,500,000	2,005,080
Telefonos de Mexico SA de CV	4.500% 11/19/08	6,000,000	6,036,900
		Telecommunications Total	18,664,596
		COMMUNICATIONS TOTAL	58,002,431
CONSUMER CYCLICAL – 7.1%
Airlines – 2.4%
American Airlines, Inc.	7.024% 10/15/09	7,000,000	7,210,000
Continental Airlines, Inc.
	6.940% 10/15/13	1,359,598	1,335,805
	7.461% 04/01/15	3,973,138	3,853,943
Southwest Airlines Co.	5.496% 11/01/06	7,000,000	7,224,700
United Airlines, Inc.
	7.186% 04/01/11(c)	3,926,307	3,563,124
	7.783% 01/01/14(c)	2,843,628	2,523,720
	9.200% 03/22/08(d)	2,399,897	962,959
		Airlines Total	26,674,251
Apparel – 0.1%
Phillips-Van Heusen Corp.	7.250% 02/15/11	1,000,000	1,050,000
		Apparel Total	1,050,000
Auto Manufacturers – 0.9%
DaimlerChrysler NA Holding Corp.	6.400% 05/15/06	8,000,000	8,325,360
Navistar International Corp.	7.500% 06/15/11	2,000,000	2,145,000
		Auto Manufacturers Total	10,470,360
Entertainment – 0.1%
Steinway Musical Instruments, Inc.	8.750% 04/15/11	1,000,000	1,085,000
		Entertainment Total	1,085,000
Home Builders – 0.3%
D.R. Horton, Inc.	9.750% 09/15/10	1,000,000	1,212,500
Standard-Pacific Corp.	9.250% 04/15/12	2,000,000	2,325,000
		Home Builders Total	3,537,500
Leisure Time – 0.1%
K2, Inc.	7.375% 07/01/14(a)	1,250,000	1,371,875
		Leisure Time Total	1,371,875
Lodging – 1.3%
Caesars Entertainment, Inc.	8.125% 05/15/11	2,500,000	2,897,000
Hyatt Equities LLC	6.875% 06/15/07(a)	5,000,000	5,282,050
MGM Mirage	6.750% 09/01/12	1,500,000	1,582,500

2

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Mohegan Tribal Gaming Authority	7.125% 08/15/14	1,500,000	1,584,375
Seneca Gaming Corp.	7.250% 05/01/12	1,000,000	1,057,500
Station Casinos, Inc.
	6.000% 04/01/12	1,000,000	1,022,500
	6.875% 03/01/16	1,500,000	1,567,500
		Lodging Total	14,993,425
Retail – 1.1%
CVS Corp.	5.298% 01/11/27(a)	3,430,000	3,443,205
Ferrellgas LP	6.750% 05/01/14	1,500,000	1,541,250
Kohl’s Corp.	6.700% 02/01/06	1,532,000	1,585,467
May Department Stores Co.	6.700% 07/15/34	3,200,000	3,362,944
Saks, Inc.	7.000% 12/01/13	1,594,000	1,627,873
Tempur-Pedic, Inc.	10.250% 08/15/10	317,000	366,135
		Retail Total	11,926,874
Textiles – 0.8%
Cintas Corp.
	5.125% 06/01/07	5,315,000	5,502,035
	6.000% 06/01/12	3,250,000	3,538,177
		Textiles Total	9,040,212
	CONSUMER CYCLICAL TOTAL		80,149,497
CONSUMER NON-CYCLICAL – 3.4%
Beverages – 0.2%
Constellation Brands, Inc.	8.125% 01/15/12	1,545,000	1,687,912
		Beverages Total	1,687,912
Biotechnology – 0.2%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	2,000,000	2,192,500
		Biotechnology Total	2,192,500
Food – 0.8%
Cadbury-Schweppes PLC	3.875% 10/01/08(a)	7,000,000	6,973,330
Delhaize America, Inc.	8.125% 04/15/11	1,000,000	1,169,870
Stater Brothers Holdings, Inc.	8.125% 06/15/12	1,000,000	1,057,500
		Food Total	9,200,700
Healthcare Services – 1.5%
HCA, Inc.
	6.950% 05/01/12	3,000,000	3,153,120
	7.125% 06/01/06	5,000,000	5,200,400
	7.875% 02/01/11	5,015,000	5,529,038
Tenet Healthcare Corp.	9.875% 07/01/14(a)	3,250,000	3,526,250
		Healthcare Services Total	17,408,808

3

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 0.7%
Wyeth
	6.450% 02/01/24	2,400,000	2,547,744
	6.500% 02/01/34	5,000,000	5,307,900
		Pharmaceuticals Total	7,855,644
	CONSUMER NON-CYCLICAL TOTAL		38,345,564
DIVERSIFIED – 1.0%
Holding Companies – 1.0%
Hutchison Whampoa International Ltd.	6.250% 01/24/14(a)	10,500,000	11,044,530
		Holding Companies Total	11,044,530
		DIVERSIFIED TOTAL	11,044,530
ENERGY – 5.1%
Oil & Gas – 4.6%
Amerada Hess Corp.	7.300% 08/15/31	7,500,000	8,359,650
Chesapeake Energy Corp.
	6.375% 06/15/15(a)	500,000	516,250
	7.500% 06/15/14	1,160,000	1,267,300
Gazprom International SA	7.201% 02/01/20(a)	9,000,000	9,495,000
Nexen, Inc.	7.875% 03/15/32	5,250,000	6,538,665
Noble Drilling Corp.	7.500% 03/15/19	4,813,000	5,625,146
Pemex Project Funding Master Trust	7.875% 02/01/09	6,000,000	6,726,000
Petrobras International Finance Co.	9.750% 07/06/11	3,500,000	4,208,750
Pride International, Inc.	7.375% 07/15/14	1,500,000	1,638,750
Ras Laffan Liquefied Natural Gas Co., Ltd.	3.437% 09/15/09(a)	8,244,000	8,021,494
		Oil & Gas Total	52,397,005
Pipelines – 0.5%
Coastal Corp.	7.750% 06/15/10	1,500,000	1,575,000
Southern Natural Gas Co.	8.875% 03/15/10	2,000,000	2,252,500
Williams Companies, Inc.	8.125% 03/15/12	1,500,000	1,736,250
		Pipelines Total	5,563,750
		ENERGY TOTAL	57,960,755
FINANCIALS – 23.1%
Banks – 4.4%
Bank One Corp.	6.000% 08/01/08(e)	11,888,000	12,731,216
Barclays Bank PLC	7.375% 06/15/49(a)(f)	5,000,000	5,736,650
HSBC Capital Funding LP	9.547% 12/31/49(a)(f)	10,500,000	12,902,295
Popular North America, Inc.	6.125% 10/15/06	8,250,000	8,620,260
Rabobank Capital Funding II	5.260% 12/31/49(a)(f)	9,500,000	9,732,180
		Banks Total	49,722,601

4

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 12.4%
Air 2 US	8.027% 10/01/19(a)	4,198,334	3,631,559
Bear Stearns Companies, Inc.	4.000% 01/31/08	10,000,000	10,104,000
Capital One Bank	5.125% 02/15/14	6,650,000	6,669,285
Citicorp	8.040% 12/15/19(a)	12,075,000	14,881,351
Countrywide Home Loans, Inc.	5.500% 08/01/06	7,500,000	7,734,825
Ford Motor Credit Co.
	5.700% 01/15/10	2,000,000	2,015,820
	5.800% 01/12/09	4,650,000	4,744,162
	7.000% 10/01/13	5,500,000	5,813,940
	7.375% 02/01/11	1,600,000	1,725,296
Fund American Companies, Inc.	5.875% 05/15/13	4,535,000	4,612,730
General Electric Capital Corp.	5.375% 03/15/07	10,000,000	10,395,700
General Motors Acceptance Corp.
	6.125% 01/22/08	3,500,000	3,603,600
	6.150% 04/05/07	5,000,000	5,140,450
Household Finance Corp.	5.875% 02/01/09	8,200,000	8,751,778
International Lease Finance Corp.	6.375% 03/15/09	9,000,000	9,721,800
Jefferies Group, Inc.	7.750% 03/15/12	7,250,000	8,242,670
John Deere Capital Corp.	7.000% 03/15/12	9,000,000	10,390,500
LaBranche & Co., Inc.	11.000% 05/15/12	2,000,000	2,145,000
Morgan Stanley	6.100% 04/15/06	10,000,000	10,370,400
PF Export Receivables Master Trust	3.748% 06/01/13(a)	3,101,313	2,990,596
UFJ Finance Aruba AEC	6.750% 07/15/13	5,150,000	5,733,855
	Diversified Financial Services Total		139,419,317
Insurance – 2.2%
Florida Windstorm Underwriting Association	7.125% 02/25/19(a)	4,425,000	5,161,099
Hartford Financial Services Group, Inc.	4.700% 09/01/07	4,000,000	4,077,400
Prudential Insurance Co. of America	7.650% 07/01/07(a)	10,105,000	11,052,344
Travelers Property Casualty Corp.	3.750% 03/15/08	4,750,000	4,711,192
		Insurance Total	25,002,035
Investment Companies – 0.9%
Credit Suisse First Boston USA, Inc.
	4.625% 01/15/08	2,000,000	2,058,020
	5.875% 08/01/06	7,750,000	8,057,288
		Investment Companies Total	10,115,308
Real Estate – 1.7%
EOP Operating LP	8.375% 03/15/06	11,000,000	11,642,950
Forest City Enterprises, Inc.	7.625% 06/01/15	1,000,000	1,057,500
Prudential Property	7.125% 07/01/07(a)	5,300,000	5,715,573
		Real Estate Total	18,416,023

5

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – 0.8%
iStar Financial, Inc.	8.750% 08/15/08	4,800,000	5,466,672
La Quinta Properties, Inc.	7.000% 08/15/12	500,000	527,500
Thornburg Mortgage, Inc.	8.000% 05/15/13	2,500,000	2,643,750
	Real Estate Investment Trusts Total		8,637,922
Savings & Loans – 0.7%
Washington Mutual Bank	6.875% 06/15/11	5,200,000	5,861,128
Western Financial Bank	9.625% 05/15/12	2,000,000	2,280,000
		Savings & Loans Total	8,141,128
		FINANCIALS TOTAL	259,454,334
INDUSTRIALS – 2.4%
Aerospace & Defense – 1.0%
Raytheon Co.	8.300% 03/01/10	7,000,000	8,292,270
Systems 2001 Asset Trust	6.664% 09/15/13(a)	2,194,722	2,408,663
		Aerospace & Defense Total	10,700,933
Electronics – 0.3%
Flextronics International Ltd.	6.250% 11/15/14(a)	1,000,000	992,500
Thomas & Betts Corp.	7.250% 06/01/13	2,000,000	2,179,500
		Electronics Total	3,172,000
Environmental Control – 0.5%
Allied Waste North America, Inc.	8.875% 04/01/08	5,500,000	5,857,500
		Environmental Control Total	5,857,500
Machinery Diversified – 0.2%
Briggs & Stratton Corp.	8.875% 03/15/11	1,375,000	1,670,694
		Machinery Diversified Total	1,670,694
Metal Fabricate Hardware – 0.0%
Valmont Industries, Inc.	6.875% 05/01/14	500,000	518,750
		Metal Fabricate Hardware Total	518,750
Miscellaneous Manufacturing – 0.1%
Trinity Industries, Inc.	6.500% 03/15/14	1,550,000	1,555,812
	Miscellaneous Manufacturing Total		1,555,812
Packaging & Containers – 0.1%
Owens-Brockway Glass Container, Inc.	8.875% 02/15/09	1,000,000	1,087,500
		Packaging & Containers Total	1,087,500
Transportation – 0.2%
FedEx Corp.	7.530% 09/23/06	737,947	776,343

6

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Stena AB	7.500% 11/01/13	1,200,000	1,257,000
		Transportation Total	2,033,343
		INDUSTRIALS TOTAL	26,596,532
TECHNOLOGY – 0.5%
Computers – 0.5%
IBM Canada Credit Services Co.	3.750% 11/30/07(a)	6,000,000	5,984,580
		Computers Total	5,984,580
		TECHNOLOGY TOTAL	5,984,580
UTILITIES – 9.1%
Electric – 9.1%
Calpine Corp.	8.500% 07/15/10(a)	2,500,000	2,150,000
Edison Mission Energy	9.875% 04/15/11	1,100,000	1,300,750
FirstEnergy Corp.
	5.500% 11/15/06	5,000,000	5,166,400
	6.450% 11/15/11	4,500,000	4,881,735
FPL Energy American Wind LLC	6.639% 06/20/23(a)	4,436,500	4,648,786
Kansas City Power & Light Co.	6.000% 03/15/07	10,000,000	10,401,900
Kiowa Power Partners LLC	5.737% 03/30/21(a)	3,550,000	3,564,200
MidAmerican Energy Co.	6.375% 06/15/06	244,000	253,948
MidAmerican Energy Holdings Co.
	3.500% 05/15/08	5,310,000	5,196,950
	4.625% 10/01/07	5,000,000	5,076,800
	5.875% 10/01/12	7,000,000	7,400,050
MSW Energy Holdings LLC	8.500% 09/01/10	2,000,000	2,185,000
Nevada Power Co.	9.000% 08/15/13	2,000,000	2,340,000
Niagara Mohawk Power Corp.	8.875% 05/15/07	6,200,000	6,900,166
Northern States Power Co.	8.000% 08/28/12	3,750,000	4,543,875
Oglethorpe Power Corp.	6.974% 06/30/11	2,418,000	2,587,236
Pacific Gas & Electric Co.	6.050% 03/01/34	6,250,000	6,488,500
PSE&G Energy Holdings LLC	8.625% 02/15/08	2,000,000	2,195,000
South Point Energy Center LLC	8.400% 05/30/12(a)	1,545,105	1,467,849
Southern Power Co.	6.250% 07/15/12	4,790,000	5,216,789
Tenaska Alabama II Partners LP	6.125% 03/30/23(a)	3,349,049	3,487,800
TXU Corp.	6.550% 11/15/34(a)	9,400,000	9,269,528
	5.550% 11/15/14(a)	5,300,000	5,262,476
		Electric Total	101,985,738
		UTILITIES TOTAL	101,985,738
	Total Corporate Fixed-Income Bonds & Notes (cost of $648,825,688)		680,425,484

7

		Par ($)	Value ($)*
Mortgage-Backed Obligations – 19.7%
Federal Home Loan Mortgage Corp.
	4.000% 03/15/19	7,075,000	6,520,090
	4.500% 09/01/18-05/01/34	39,476,308	39,006,937
	4.750% 07/15/24	15,000,000	15,232,521
	5.000% 03/15/28-04/01/34	24,712,546	24,887,983
	12.000% 07/01/20	337,673	377,138
Federal National Mortgage Association
	4.500% 07/01/18-02/01/19	54,027,656	53,977,320
	5.000% 07/25/15-06/01/18	51,318,189	52,237,513
	5.500% 12/01/17	6,687,988	6,919,379
	6.000% 04/01/09-03/0124	3,210,343	3,359,227
	6.500% 10/01/28-12/01/31	3,355,746	3,524,212
	9.250% 03/25/18	248,382	269,642
	TBA
	5.000% 01/13/35(g)	10,000,000	9,918,750
Government National Mortgage Association
	3.750% 07/20/25(b)	167,534	169,890
	4.954% 05/16/31	4,300,000	4,299,987
	8.000% 01/15/08-07/15/08	271,624	286,115
	9.000% 06/15/16-10/15/16	26,214	29,334
		Total Mortgage-Backed Obligations (cost of $220,998,347)	221,016,038
Asset-Backed Securities – 8.4%
Bank One Issuance Trust
	3.590% 05/17/10	5,000,000	5,006,650
	4.160% 01/15/08	10,000,000	10,054,200
California Infrastructure	6.420% 12/26/09	10,000,000	10,672,800
Capital Auto Receivables Asset Trust	2.000% 11/15/07	5,600,000	5,519,759
Capital One Multi-Asset Execution Trust	3.650% 07/15/11	16,000,000	15,917,440
Cigno CBO Ltd.	6.460% 11/15/08(a)	3,411,264	3,496,012
Citibank Credit Card Issuance Trust	2.500% 04/07/08	11,290,000	11,160,842
Diversified REIT Trust	6.780% 03/18/11(a)(f)	5,000,000	5,398,214
Honda Auto Receivables Owner Trust	1.680% 11/21/06	9,771,453	9,731,879
MBNA Master Credit Card Trust	7.350% 07/16/07	10,000,000	10,052,500
Providian Gateway Master Trust	3.350% 09/15/11(a)	7,500,000	7,431,675
		Total Asset-Backed Securities (cost of $96,118,606)	94,441,971

8

		Par ($)	Value ($)*
Collateralized Mortgage Obligations – 3.6%
American Mortgage Trust	8.445% 09/27/22	33,835	30,452
First Union National Bank	5.585% 02/12/34	5,434,946	5,670,932
First Union National Bank Commercial Mortgage	6.141% 02/12/34	8,000,000	8,701,360
GSMPS Mortgage Loan Trust	7.750% 09/19/27(a)	1,720,530	1,849,376
LB-UBS Commercial Mortgage Trust	6.510% 12/15/26	5,000,000	5,519,450
Nomura Asset Securities Corp.	7.120% 04/13/39	6,255,000	6,513,394
Structured Asset Securities Corp.	2.022% 02/25/28(f)(h)	7,133,483	643,369
Wachovia Bank Commercial Mortgage Trust	3.989% 06/15/35	11,930,000	11,392,195
	Total Collateralized Mortgage Obligations (cost of $39,271,245)		40,320,528
Government Obligations – 3.3%
FOREIGN GOVERNMENT BONDS – 1.3%
State of Qatar	9.750% 06/15/30(a)	5,000,000	7,208,700
United Mexican States	6.750% 09/27/34	8,000,000	7,872,000
		FOREIGN GOVERNMENT BONDS TOTAL	15,080,700
U.S. GOVERNMENT OBLIGATION – 2.0%
U.S. Treasury Bond	5.375% 02/15/31	21,225,000	22,951,187
		U.S GOVERNMENT OBLIGATION TOTAL	22,951,187
	Total Government Obligations (cost of $34,047,697)		38,031,887
Short-Term Obligation – 3.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/04, due 01/03/05 at 1.500%, collateralized by a U.S. Treasury Bond maturing 08/15/15, market value of $39,583,737 (repurchase proceeds $38,811,851)	38,807,000	38,807,000
	Total Short-Term Obligation (cost of $38,807,000)		38,807,000
	Total Investments – 99.0% (cost of $1,078,068,583)(i)(j)		1,113,042,908
	Other Assets & Liabilities, Net – 1.0%		11,589,659
	Net Assets – 100.0%		1,124,632,567

9

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by a pricing service approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $188,344,240, which represents 16.7% of net assets.

(b)	Floating rate note. The interest rate shown reflects the rate as of December 31, 2004.

(c)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants, however income is being accrued.  As of December 31, 2004, the value of these securities amounted to $6,086,844, which represents 0.5% of net assets.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  As of December 31, 2004, the value of this security represents 0.1% of net assets.

(e)	A portion of the security with a market value of $1,924,461 pledged as collateral for open futures contract.

(f)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2004.

(g)	Security purchased on a delayed delivery basis.

(h)	Accrued interest accumulates in the value of this security and is payable at redemption

(i)	Cost for federal income tax purposes is $1,082,495,831.

(j)	Unrealized appreciation and depreciation at December 31, 2004 based on cost of investments for federal income tax purposes was:

10

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$43,018,652	$(12,471,575)	$30,547,077

Acronym	Name
REIT	Real Estate Investment Trust

At December 31, 2004, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
5-Year U.S. Treasury Notes	210	$23,001,563	$23,044,704	Mar-2005	$43,141
10-Year U.S. Treasury Notes	132	14,775,750	14,801,837	Mar-2005	26,087
					$69,228

11

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust VIII

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 1, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 1, 2005